Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Text Block [Abstract]
Bank accounts	$ 14,052	$ 4,120	$ 2,346	$ 3,324